Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Provisions [Abstract]
Current	$ 2,796	$ 3,146
Long-term	10,577	10,086
Other provisions	$ 13,373	$ 13,232	$ 15,461